STOCKHOLDERS EQUITY	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 8 – STOCKHOLDERS EQUITY

Common Stock

The Company has authorized 200,000,000 shares of common stock. On March 31, 2022 and December 31, 2021, there were 183,913,582 and 180,913,582 shares of common stock issued and outstanding, respectively, with a $0.001 par value per share.

During the three months ended March 31, 2022, the Company issued the following shares of stock:

•	3,000,000 shares upon the conversion of Series C Stock

During the year ended December 31, 2021, the Company issued the following shares of common stock:

•	14,000,000 shares to its executive officers valued at $1,987,200
•	4,408,334 shares to service providers valued at $538,568
•	1,750,000 shares to accredited investors for gross proceeds of $175,000
•	5,922,903 shares upon the conversion of Series C Stock

These shares were valued based on the trading price of the Company’s stock on the date of approval of the respective share issuances by the Company’s Board of Directors times the number of shares issued.

Preferred Stock

On December 19, 2019, the Company filed a Certificate of Designation with the State of Florida to designate 1,500,000 shares of the Company’s authorized preferred stock as Series A Preferred Stock (“Series A Stock”), 5,000,000 shares as Series B Preferred Stock (“Series B Stock”) and 1,000,000 shares as Series C Preferred Stock (“Series C Stock”).

A summary of the material provisions of the Certificate of Designation governing the Series A Stock, the Series B Stock and the Series C Stock is as follows:

Series A Stock

The Series A Stock is not convertible. Each share of Series A Stock shall entitle the holder to three hundred votes for each share of Series A Stock. Any amendment to the Certificate of Designation requires the consent of the holders of at least two-thirds of the shares of Series A Stock then outstanding. The holders of Series A Stock are not entitled to dividends until and unless determined by the Board of Directors of the Company.

Liquidation Preference

No distribution shall be made to holders of shares of capital stock ranking junior to the Series A Preferred Stock upon liquidation, dissolution or winding-up of the Company. The Series A Stock ranks pari passu with the Series C Stock.

There were no shares of Series A Stock outstanding as of March 31, 2022 and December 31, 2021.

Series B Stock

The Series B Stock is convertible at any time by the holder into the number of shares of common stock of the Company based on two times the price paid by the holder for the shares. The Board has the authorization to establish a minimum price for the conversion price of the Series B Stock (so that if the market price of the common stock of the Company drops below the issuance price, the conversion rate will then be based on the minimum price established by the Board and not the price paid for the shares). The holders of the Series B Stock shall not be entitled to voting rights except as otherwise provided by applicable law. The holders of Series B Stock are not entitled to dividends until and unless determined by the Board.

Liquidation Preference

The holders of Series B Stock shall not be entitled to any distributions upon a liquidation of the Company.

Restrictions of Transferability

The shares of the Series B Stock shall not, directly, or indirectly, be sold, hypothecated, transferred, assigned, or disposed of in any manner without the prior written consent of the Board and applicable securities laws.

There were no shares of Series B Stock outstanding as of March 31, 2022.

Series C Stock

The Series C Stock is convertible at any time by the holder into the number of shares of common stock of the Company on the basis of three times the price paid for the shares divided by the floor price of $0.10 established by the Board of Directors. The holders of the Series C Stock shall not be entitled to voting rights except as otherwise provided for by applicable law. The holders of Series C Stock are not entitled to dividends until and unless determined by the Board.

Liquidation Preference

Upon any liquidation of the Company, the holders of Series C Stock shall be entitled to the amount paid for the shares of Series C Stock prior to the holders of shares ranking junior to the Series C Stock. Upon the holders of the Series C Stock and any series of stock ranking pari passu with the Series C Stock having received distributions to which they are entitled, the remaining assets of the Company shall be distributed to the other holders pro rata in proportion to the shares held by each holder.

Restrictions of Transferability

The Series C Stock shall not, directly, or indirectly, be sold, hypothecated, transferred, assigned, or disposed of in any manner without the prior written consent of the Board and applicable securities laws.

As of March 31, 2022 and December 31, 2021 there were 240,080 and 145,080 shares of Series C Stock outstanding, respectively, which were purchased at a price of $1.00 per share.